Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 698,044	$ 781,670
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	7,524	57,094
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	17,784	19,724
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	6,088	151
Building [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	735,795	735,795
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	767,190	812,765
Less: accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	(62,547)	(31,095)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Less: impairment loss	(6,599)
Translation adjustments [Member]
Property, Plant and Equipment [Line Items]
Translation adjustments